Intangible Assets, Net (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Finite-Lived Intangible Assets [Line Items]
Gross	$ 14,089	$ 7,589
Accumulated Amortization	(2,539)	(2,302)
Net	11,550	5,287
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	7,289	7,289	$ 7,289
Accumulated Amortization	(2,441)	(2,238)	(1,428)
Net	$ 4,848	5,051	5,861
Developed technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (years)	7 years
Developed technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (years)	10 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	$ 6,400	300	300
Accumulated Amortization	(85)	(64)	(33)
Net	$ 6,315	236	$ 267
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (years)	10 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (years)	15 years
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (years)	2 years
Gross	$ 100
Accumulated Amortization	(2)
Net	$ 98
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (years)	1 year
Gross	$ 300
Accumulated Amortization	(11)
Net	$ 289